Expense Example, No Redemption - AZL Fidelity Institutional Asset Management Multi-Strategy Fund	Apr. 30, 2021 USD ($)
Class 2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 73
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	538
Expense Example, No Redemption, 10 Years	1,230
Class 1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	217
Expense Example, No Redemption, 5 Years	402
Expense Example, No Redemption, 10 Years	$ 936